--------------------------------------------------------------------------------

Dear Participant:
--------------------------------------------------------------------------------

   For the six months ended June 30, 1999, Separate Account (B)'s Accumulated Unit Value increased 17.21% while the dividend adjusted Standard & Poor's Composite Index of 500 stocks (S&P 500) increased by 12.38%. The Account's twelve month gain was 23.10% versus the S&P 500's dividend adjusted return of 22.75%. Separate Account (B) also topped the Lipper Index of growth stock mutual funds which registered gains of 11.89% and 18.87% for the six month and one year periods, respectively.

   The powerful stock market rally during the first half of 1999 adds to the four straight years of double digit growth experienced over the 1995-1998 period. With the S&P 500 closing at 1372.66 on June 30, the effective price/earnings multiple for the Index was approximately 28 times the mean of 14 Wall Street estimates of $48.37 for 1999. The average price/earnings multiple over the past 10 years was approximately 20 times.

   The U.S. financial market environment continues to be positive. Inflation remains low which limits the magnitude of any near term rise in interest rates. The business cycle has been muted thanks to low inventory levels prompted by low inflation and better information technology. In the postwar years all recessions have been accompanied by an inventory correction. Consequently, structurally lower inventory levels moderate sharp fluctuations in economic growth. The profit picture has actually improved this year and upward revisions are significantly outnumbering downward revisions.

   Low inflation, lower risk perception and solid earnings have led to an upward revision of the market's price/earnings ratio. As we have mentioned in previous participant letters, the market is priced for perfection and is vulnerable to disappointment. In our generation, the disappointment has come in the form of tightening credit and rising interest rates triggered by inflationary expectations. The Federal Reserve raised the Fed Funds rate from 4.75% to 5.00% on June 30 and has recently given muted signals that the rate might have to be raised again.

   Your Separate Account (B) portfolio is structured for growth with primarily high quality, large capitalization growth companies. The median market capitalization for the portfolio is $34.3 billion as of June 30, with 5 holdings exceeding $200 billion and only one holding, Emmis Communications, under $1 billion; the Emmis position has subsequently been sold. The portfolio has a strong representation in the health care and technology sectors, whereas cyclical commodity companies have been avoided. Also, Separate Account (B) has not been active in the more traditional income stocks, such as electric utilities and Real Estate Investment Trusts.

   Separate Account (B) has been employing a program of writing call options on stocks held in the portfolio. This program has enhanced portfolio cash flow and has generated net premium of approximately $1.16 million during the first half of 1999.

   The second half of 1999 could present some challenges to the stock market. The Federal Reserve will raise interest rates again if inflation begins to heat up. Rising interest rates are particularly inimical to high growth, high multiple companies that have earnings growth discounted well into the future. Y2K adjustments could act to slow technology spending in the second half, as corporate managers become more cautious in regard to adding new technology prior to 2000. We anticipate a choppy market during the second half, with short term concerns somewhat offsetting continuing long-term market positives. On balance, we do not anticipate a market correction that would be categorized as a bear market.

   Your investment managers will continue to closely monitor market conditions and make portfolio changes that we believe will enhance relative returns. Thank you for your continued support and participation.

Cordially,

Marilou R. McGirr
Marilou R. McGirr
Chairman of the Committee

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                          JUNE 30
                                                        (UNAUDITED)                         YEAR ENDED DECEMBER 31
                                                        -----------         ------------------------------------------------------
(PER ACCUMULATION UNIT OUTSTANDING DURING THE PERIOD)      1999               1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------------------------------
Value at beginning of period                                 $21.55            $17.69         $14.14         $11.74         $ 8.85
                                                              -----             -----          -----          -----          -----
Investment income                                               .09               .20            .23            .19            .19
Fees                                                            .10               .16            .13            .10            .09
                                                              -----             -----          -----          -----          -----
      NET INVESTMENT INCOME                                    (.01)              .04            .10            .09            .10
Net gain on investments                                        3.72              3.82           3.45           2.31           2.79
                                                              -----             -----          -----          -----          -----
      NET INCREASE IN PARTICIPANTS' EQUITY
       RESULTING FROM OPERATIONS                               3.71              3.86           3.55           2.40           2.89
                                                              -----             -----          -----          -----          -----
VALUE AT END OF PERIOD                                       $25.26            $21.55         $17.69         $14.14         $11.74
                                                              -----             -----          -----          -----          -----
                                                              -----             -----          -----          -----          -----
Ratio of investment income--
   net to average participants' equity                        (0.10)%(a)         0.20%          0.60%          0.70%          1.00%
Ratio of fees to average participants' equity                   .83%(a)           .83%           .83%           .83%           .83%
Portfolio turnover rate                                          18%               41%            45%            53%            46%
Number of accumulation units outstanding
  at end of period                                        8,073,323         8,320,912      8,612,630      8,502,140      8,763,186


(PER ACCUMULATION UNIT OUTSTANDING DURING THE PERIOD)
-----------------------------------------------------  ---
Value at beginning of period
Investment income
Fees
      NET INVESTMENT INCOME
Net gain on investments
      NET INCREASE IN PARTICIPANTS' EQUITY
       RESULTING FROM OPERATIONS
VALUE AT END OF PERIOD
Ratio of investment income--
   net to average participants' equity
Ratio of fees to average participants' equity
Portfolio turnover rate
Number of accumulation units outstanding
  at end of period

--------------------------------------------------------------------------------
(a) annualized  See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
                                    MEMBERS
--------------------------------------------------------------------------------

Marilou R. McGirr, Chairman
Vice President
Continental Assurance Company

Richard W. Dubberke
Vice President and
Portfolio Manager
Continental Assurance Company
Richard T. Fox
Financial Consultant

William W. Tongue
Professor of Economics
and Finance, Emeritus
University of Illinois at Chicago
Peter J. Wrenn
President
Hudson Technology, Inc.

--------------------------------------------------------------------------------

SECRETARY

Timothy Scott
Assistant Vice President and
Assistant Associate General Counsel
Continental Assurance Company
AUDITORS

Deloitte & Touche LLP
Chicago, Illinois
CUSTODIAN

Chase Manhattan Trust Company
of Illinois
Chicago, Illinois

--------------------------------------------------------------------------------

     This report has been prepared for the information of participants in Continental Assurance Company Separate Account (B) and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding Separate Account (B)'s objectives, policies, management, records, sales commissions and other information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RECORD OF ACCUMULATION UNIT VALUES              RECORD OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

                    UNIT
       VALUATION   MARKET
         DATE      VALUE
-------------------------
1999  June 30      $25.26
1998  December 31   21.55
1997  December 31   17.69
1996  December 31   14.14
1995  December 31   11.74
1994  December 31    8.85
1993  December 31    8.91
1992  December 31    7.70
1991  December 31    7.29
1990  December 31    5.45
1989  December 31    5.31

  The Annuity Unit Values shown at
the right are based on the monthly
increases or decreases in the
accumulation unit values in excess of
an assumed annualized rate of 3 1/2%
and rounded to the nearest cent.

                  UNIT
      VALUATION  MARKET
        DATE     VALUE
-----------------------
1999  July 1     $7.75
1999  January 1   6.69
1998  January 1   6.05
1997  January 1   4.88
1996  January 1   4.36
1995  January 1   3.35
1994  January 1   3.39
1993  January 1   3.14
1992  January 1   2.71
1991  January 1   2.36
1990  January 1   2.40

--------------------------------------------------------------------------------
         ILLUSTRATION OF AN ASSUMED INVESTMENT IN ONE ACCUMULATION UNIT
--------------------------------------------------------------------------------

   Separate Account (B) does not make distributions of investment income and realized capital gains; therefore, the unit values include investment income and capital gains. This chart displays the unit value at December 31 for the past ten years, and June 30, 1999. This period was one of mixed common stock prices. The values shown should not be considered representations of values which may be achieved in the future.

Unit Value Bar Graph

                                                                              UNIT VALUE
                                                                              ----------
'1989'                                                                            5.31
'1990'                                                                            5.45
'1991'                                                                            7.29
'1992'                                                                            7.70
'1993'                                                                            8.91
'1994'                                                                            8.85
'1995'                                                                           11.74
'1996'                                                                           14.14
'1997'                                                                           17.69
'1998'                                                                           21.55
June 1999                                                                        25.26

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 1999

                                                                                                   MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)     SHARES            COST             VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
   AEROSPACE-(3.2%)
   Raytheon Company                                               45,000       $2,525,350       $  3,166,875
   United Technologies Corporation                                46,400        1,258,970          3,326,300
                                                                                                ------------
                                                                                                   6,493,175
                                                                                                ------------
   BEVERAGES-(2.8%)
   Anheuser-Busch Companies, Inc.                                 30,000        2,313,875          2,128,125
   PepsiCo, Inc.                                                  92,000        2,925,018          3,559,250
                                                                                                ------------
                                                                                                   5,687,375
                                                                                                ------------
   BROADCASTING-(0.5%)
   Emmis Communication Corporation*                               20,000        1,017,813            987,500
                                                                                                ------------
   BUILDING MATERIALS-(1.4%)
   Lowe's Companies, Inc.                                         50,000        2,084,550          2,834,375
                                                                                                ------------
   CABLE SERVICES-(7.0%)
   AT&T Corp.-Liberty Media-A*                                   266,624        1,257,516          9,798,432
   Comcast Corporation                                           120,000        2,964,297          4,612,500
                                                                                                ------------
                                                                                                  14,410,932
                                                                                                ------------
   COMMUNICATIONS EQUIPMENT-(1.0%)
   L-3 Communications Holdings, Inc.*                             43,700        1,871,582          2,111,256
                                                                                                ------------
   COMPUTER HARDWARE-(1.3%)
   Sun Microsystems, Inc.*                                        40,000        2,034,688          2,755,000
                                                                                                ------------
   COMPUTER SOFTWARE-(3.5%)
   America Online, Inc.*                                          15,000        2,167,150          1,657,500
   First Data Corp.                                               75,000        1,756,600          3,670,312
   Microsoft Corporation*                                         21,000        1,253,156          1,893,938
                                                                                                ------------
                                                                                                   7,221,750
                                                                                                ------------
   COMPUTER SYSTEMS-(8.8%)
   Cisco Systems, Inc.*                                          135,000        2,357,813          8,707,500
   EMC Corporation*                                              100,000        2,185,519          5,500,000
   International Business Machines Corporation                    30,000        2,502,775          3,877,500
                                                                                                ------------
                                                                                                  18,085,000
                                                                                                ------------
   COSMETICS-(1.7%)
   The Gillette Company                                           84,000        1,546,470          3,444,000
                                                                                                ------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 1999

                                                                                                   MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)     SHARES            COST             VALUE
------------------------------------------------------------------------------------------------------------
   DRUGS-DISTRIBUTION-(2.3%)
   Cardinal Health, Inc.                                          74,625       $3,060,583       $  4,785,328
                                                                                                ------------
   ELECTRICAL EQUIPMENT-(2.5%)
   General Electric Company                                       45,000        2,264,075          5,085,000
                                                                                                ------------
   ELECTRONIC CONNECTORS-(1.8%)
   Molex Incorporated/Class A                                    115,995        1,344,860          3,653,842
                                                                                                ------------
   ELECTRONIC EQUIPMENT-(4.9%)
   Applied Materials, Inc.*                                       78,000        2,561,688          5,762,250
   Motorola, Inc.                                                 44,000        1,923,715          4,169,000
                                                                                                ------------
                                                                                                   9,931,250
                                                                                                ------------
   ELECTRONIC SEMICONDUCTOR-(3.6%)
   Intel Corp                                                     49,600        3,059,762          2,951,200
   Texas Instruments Incorporated                                 30,000        1,921,737          4,350,000
                                                                                                ------------
                                                                                                   7,301,200
                                                                                                ------------
   FINANCIAL-BANKS-(5.0%)
   Bank United Corp.                                              70,000        2,251,875          2,813,125
   Citigroup Inc.                                                 73,125        1,137,760          3,473,438
   Wells Fargo & Company                                          90,000        1,988,150          3,847,500
                                                                                                ------------
                                                                                                  10,134,063
                                                                                                ------------
   FINANCIAL SERVICES-(1.9%)
   American Express Company                                       30,000        2,793,706          3,903,750
                                                                                                ------------
   HOSPITAL SUPPLIES-(2.3%)
   Medtronic, Inc.                                                60,000        2,025,850          4,672,500
                                                                                                ------------
   HOUSEHOLD PRODUCTS-(1.9%)
   Procter & Gamble Co.                                           43,800        1,504,771          3,909,150
                                                                                                ------------
   LEISURE-(1.0%)
   Carnival Corporation                                           40,000        1,942,114          1,940,000
                                                                                                ------------
   LIFE SCIENCES-(1.3%)
   Monsanto Company                                               65,000        2,232,624          2,563,438
                                                                                                ------------
   MACHINERY-INDUSTRIAL-(4.2%)
   Illinois Tool Works, Inc.                                      51,800          217,625          4,247,600
   Tyco International Ltd.                                        46,000        2,386,975          4,358,500
                                                                                                ------------
                                                                                                   8,606,100
                                                                                                ------------
   MERCHANDISING-FOODS-(3.3%)
   The Kroger Co.*                                               120,000        3,024,930          3,352,500
   Safeway Inc.*                                                  70,000        1,844,950          3,465,000
                                                                                                ------------
                                                                                                   6,817,500
                                                                                                ------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 1999

                                                                                                   MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)     SHARES            COST             VALUE
------------------------------------------------------------------------------------------------------------
   MERCHANDISING-HARDLINES-(1.7%)
   Tandy Corporation                                              70,000       $1,987,000       $  3,421,250
                                                                                                ------------
   NATURAL GAS-(3.2%)
   Enron Corp.                                                    80,000        2,034,678          6,540,000
                                                                                                ------------
   OIL SERVICES-(3.1%)
   Santa Fe International                                         95,000        2,989,158          2,185,000
   Schlumberger Limited                                           64,600        2,169,460          4,114,213
                                                                                                ------------
                                                                                                   6,299,213
                                                                                                ------------
   PHARMACEUTICAL-(8.8%)
   American Home Products Corporation                             54,000        2,443,415          3,105,000
   Elan Corp., PLC*                                               40,000        1,392,456          1,110,000
   Eli Lilly and Company                                          10,000          865,700            716,250
   Pfizer Inc.                                                    51,000          169,182          5,597,250
   Schering-Plough Corporation                                   120,000        1,038,050          6,360,000
   Watson Pharmaceuticals Inc.*                                   30,000        1,390,906          1,051,875
                                                                                                ------------
                                                                                                  17,940,375
                                                                                                ------------
   PUBLISHING-(1.7%)
   Tribune Company                                                40,000        1,974,655          3,485,000
                                                                                                ------------
   TELECOMMUNICATIONS-(5.1%)
   Equant NV*                                                     30,000        2,182,988          2,823,750
   Loral Spaces & Communications*                                161,500        2,602,899          2,907,000
   Tellabs, Inc.*                                                 71,000        2,428,312          4,796,937
                                                                                                ------------
                                                                                                  10,527,687
                                                                                                ------------
   UTILITIES-COMMUNICATIONS-(7.9%)
   AT&T Corp.                                                     58,177        1,990,608          3,247,004
   Intermedia Communications Inc.*                                80,000        2,082,500          2,400,000
   MCI Worldcom, Inc.*                                            80,000        2,694,375          6,900,000
   Sprint Corporation                                             70,000        2,114,208          3,696,875
                                                                                                ------------
                                                                                                  16,243,879
                                                                                                ------------
         TOTAL COMMON STOCKS-(98.7%)                                                            $201,790,888
                                                                                                ------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 1999

                                                               NUMBER OF
                                                              CONTRACTS OR          MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)   $ PAR VALUE           VALUE
---------------------------------------------------------------------------------------------
OPTIONS:
   America Online, Inc.                                               50         $      4,125
   American Express Company                                           50              (45,876)
   Applied Materials, Inc.                                           100              (45,500)
   Cardinal Health, Inc.                                             100               (5,875)
   Cisco Systems, Inc.                                               200              (13,626)
   Emmis Communication Corporation                                   100               (4,250)
   Enron Corp.                                                       100              (15,500)
   Illinois Tool Works, Inc.                                         100                2,624
   International Business Machines Corporation                        50               (7,125)
   MCI Worldcom, Inc.                                                100                  124
   Molex Incorporated/Class A                                        100               (1,125)
   Motorola, Inc.                                                     50                1,312
   Schlumberger Limited                                              100                 (501)
   Tellabs, Inc.                                                      50                 (875)
   Texas Instruments Incorporated                                    100               (9,877)
                                                                                 ------------
         TOTAL OPTIONS-(-0.1%)                                                       (141,945)
                                                                                 ------------
SHORT-TERM NOTES:
   FINANCIAL SERVICES-BANK-(1.4%)
   The First National Bank of Chicago Eurodollar Time
   Deposit, 5.5% due 7/1/99                                    2,861,000            2,861,437
                                                                                 ------------
         TOTAL SHORT-TERM NOTES-(1.4%)                                              2,861,437
                                                                                 ------------
         TOTAL INVESTMENTS-(100.0%)                                              $204,510,380
                                                                                 ------------
                                                                                 ------------
=============================================================================================

 *Non-income producing security in 1999.

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            STOCK PORTFOLIO CHANGES
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         SIX MONTHS ENDED JUNE 30, 1999 (IN SHARES)           INCREASED   DECREASED   NOW OWNED
-----------------------------------------------------------------------------------------------
COMMON STOCK:
   AT&T Corp.                                                   58,177       --         58,177
   AT&T Corp.-Liberty Media -A                                 133,312       --        266,624
   AirTouch Communications, Inc.                                10,000      10,000       --
   America Online, Inc.                                         15,000       --         15,000
   American Express Company                                     10,000      15,000      30,000
   AMP Incorporated                                              --         20,000       --
   At Home Corporation-Ser A                                     5,000       5,000       --
   Anheuser-Busch Companies, Inc.                               30,000       --         30,000
   Applied Materials, Inc.                                      10,000      20,000      78,000
   Bestfoods                                                     --         30,600       --
   Cardinal Health, Inc.                                        10,000      10,000      74,625
   Carnival Corporation                                         40,000       --         40,000
   Cisco Systems, Inc.                                          67,500       --        135,000
   Citigroup Inc.                                               24,375       --         73,125
   Comcast Corporation                                          75,000      10,000     120,000
   Elan Corp. PLC                                               40,000       --         40,000
   EMC Corporation                                              70,000      40,000     100,000
   Emmis Communication Corporation                               --         25,000      20,000
   Equant NV                                                    30,000       --         30,000
   First Union Corporation                                       5,000      45,000       --
   Honeywell, Inc.                                               --         35,000       --
   Illinois Tool Works, Inc.                                     --          5,000      51,800
   Intel Corp.                                                  44,800      15,000      49,600
   International Business Machines Corporation                  20,000       5,000      30,000
   The Kroger Co.                                               70,000       --        120,000
   L-3 Communications Holdings, Inc.                            43,700       --         43,700
   Eli Lilly and Company                                        30,000      20,000      10,000
   Microsoft Corporation                                        13,000      10,000      21,000
   Molex Incorporated/Class A                                    --         10,000     115,995
   The Robert Mondavi Corporation                                --         54,000       --
   Pfizer Inc.                                                   --         10,000      51,000
   Procter & Gamble Co.                                          5,000       --         43,800
   Rite Aid Corporation                                          --         70,000       --
   Safeway Inc.                                                  --         10,000      70,000
   Sprint Corporation                                           35,000       --         70,000
   Sun Microsystems, Inc.                                       40,000       --         40,000
   Tandy Corporation                                            70,000       --         70,000
   Tellabs, Inc.                                                38,000      10,000      71,000
   Tele-communications Inc.                                      --         50,000       --
   United Technologies Corporation                              23,200       5,000      46,400
   Watson Pharmaceuticals, Inc.                                 30,000       --         30,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TEN LARGEST COMMON STOCK HOLDINGS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                MARKET          % OF NET
                       JUNE 30, 1999                             VALUE           ASSETS
----------------------------------------------------------------------------------------
AT&T Corp-Liberty Media-A                                     $ 9,798,432          4.8%
Cisco Systems, Inc.                                             8,707,500          4.3
MCI Worldcom, Inc.                                              6,900,000          3.4
Enron Corp.                                                     6,540,000          3.2
Schering-Plough Corporation                                     6,360,000          3.1
Applied Materials, Inc.                                         5,762,250          2.8
Pfizer Inc.                                                     5,597,250          2.7
EMC Corporation                                                 5,500,000          2.7
General Electric Company                                        5,085,000          2.5
Tellabs, Inc.                                                   4,796,937          2.3
----------------------------------------------------------------------------------------
                                                              $65,047,369         31.8%
========================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ALLOCATION OF EQUITY INVESTMENTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              JUNE 30,    DECEMBER 31,
                                                                1999          1998
--------------------------------------------------------------------------------------
Technological                                                   33.7%         29.2%
Consumer Staples                                                22.3          27.4
Consumer Services                                               12.7          15.6
Utilities                                                        8.0           5.9
Financial Services                                               7.0           8.6
Capital Goods                                                    6.8           6.6
Energy                                                           6.4           5.2
Consumer Cyclicals                                               3.1           1.5
--------------------------------------------------------------------------------------
                                                                 100%          100%
======================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                JUNE 30,
                                                                  1999       DECEMBER 31,
                                                              (UNAUDITED)        1998
-----------------------------------------------------------------------------------------
ASSETS
   Investments in securities of unaffiliated issuers--Note 1
      Common stocks, at market (cost $108,061,442 and
       $99,881,837)                                           $201,790,888   $171,705,997
      Call options written, at market--Note 5                     (141,945)         2,685
      Short-term notes, at amortized cost (approximates
       market)                                                   2,861,437      7,717,295
                                                              ------------   ------------
          TOTAL INVESTMENTS                                    204,510,380    179,425,977
   Cash                                                                465         23,876
   Dividends receivable--Note 1                                     71,513         79,613
   Receivable for securities sold                                  283,048        --
   Receivable from Continental Assurance Company for fund
     deposits                                                       76,644        --
                                                              ------------   ------------
             TOTAL ASSETS                                      204,942,050    179,529,466
                                                              ------------   ------------
LIABILITIES
   Fees payable to Continental Assurance Company--Note 4            54,043         52,131
   Payable for securities purchased                                573,738        --
   Deferred income on call options written                         218,367         87,060
   Payable to Continental Assurance Company for fund
     withdrawals                                                   176,220         44,449
                                                              ------------   ------------
             TOTAL LIABILITIES                                   1,022,368        183,640
-----------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY--NET ASSETS (8,073,323 and 8,320,912
  units issued
  and outstanding at $25.26 and $21.55 per unit)--Note 2      $203,919,682   $179,345,826
=========================================================================================

--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  SIX MONTHS ENDED JUNE 30                       1999           1998
----------------------------------------------------------------------------------------
Income:
   Dividends                                                  $   557,498    $   660,042
   Interest and other                                             144,355        203,320
                                                              -----------    -----------
                                                                  701,853        863,362
                                                              -----------    -----------
Fees (to Continental Assurance Company)--Note 4
   Investment advisory fees                                       474,951        410,072
   Service fees                                                   313,468        270,648
                                                              -----------    -----------
                                                                  788,419        680,720
                                                              -----------    -----------
             NET INVESTMENT INCOME                                (86,566)       182,642
                                                              -----------    -----------
Investments--Note 3
   Net realized gain                                            8,700,494      6,479,250
   Net unrealized gain                                         21,760,655     17,606,116
                                                              -----------    -----------
             NET GAIN ON INVESTMENTS                           30,461,149     24,085,366
----------------------------------------------------------------------------------------
NET INCREASE IN PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                                                  $30,374,583    $24,268,008
========================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  STATEMENT OF CHANGES IN PARTICIPANTS' EQUITY
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  SIX MONTHS ENDED JUNE 30                        1999              1998
--------------------------------------------------------------------------------------------
From operations:
   Net investment income                                      $    (86,566)     $    182,642
   Net realized gain on investments                              8,700,494         6,479,250
   Net unrealized gain on investments                           21,760,655        17,606,116
                                                              ------------      ------------
         Net increase in participants' equity resulting from
          operations                                            30,374,583        24,268,008
                                                              ------------      ------------
From unit transactions:
   Sales                                                           368,633         2,268,446
   Withdrawals                                                  (6,169,360)       (5,919,972)
                                                              ------------      ------------
         Net decrease in participants' equity resulting from
          unit transactions                                     (5,800,727)       (3,651,526)
                                                              ------------      ------------
         TOTAL INCREASE IN PARTICIPANTS' EQUITY                 24,573,856        20,616,482
Participants' equity, January 1                                179,345,826       152,378,894
--------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY, JUNE 30                                 $203,919,682      $172,995,376
--------------------------------------------------------------------------------------------
                      See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                    NOTE 1. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ORGANIZATION
   Continental Assurance Company Separate Account (B) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Separate Account (B) is part of Continental Assurance Company (CAC), an Illinois life insurance company which is a wholly-owned subsidiary of Continental Casualty Company (Casualty). Casualty is wholly-owned by CNA Financial Corporation (CNA). Loews Corporation owns approximately 85% of the outstanding common stock of CNA.
   The operations of CAC include the sale of certain variable annuity contracts, the proceeds of which are invested in Separate Account (B). CAC also provides investment advisory and administrative services to Separate Account (B) for a fee.
   The assets and liabilities of Separate Account (B) are segregated from those of CAC.

INVESTMENTS
   Investments in securities traded on national securities exchanges are valued at the last reported sales price. Securities not traded on a national exchange are valued at the bid price of over-the-counter market quotations. Short-term notes are valued at cost plus accrued discount or interest (amortized cost) which approximates market.
   Net realized gains and losses on sales of securities are determined as the difference between proceeds and cost, using the specific identification method. There are no differences in cost for financial statement and Federal income tax purposes.
   Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.
   Separate Account (B) may loan securities, up to a maximum of 25% of its net assets, to brokers under loan agreements which are fully secured by cash or government securities. Loaned securities are not reported herein as purchases or sales since Separate Account (B) remains the owner of loaned securities. During the years ended June 30, 1999 and 1998 no investment securities owned by Separate Account (B) were loaned to brokers under loan agreements.

FEDERAL INCOME TAXES
   Under existing Federal income tax law, no taxes are payable by Separate Account (B) on net investment income and net realized capital gains, which are reinvested in Separate Account (B) and taken into account in determining unit values.

OTHER
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   NOTE 2. PARTICIPANTS' EQUITY--NET ASSETS:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                Participants' equity--net assets consisted of the following:
---------------------------------------------------------------------------------------------
                                                                JUNE 30,     DECEMBER 31,
                                                                  1999           1998
---------------------------------------------------------------------------------------------
From operations:
    Accumulated investment income--net                        $ 52,407,620   $ 52,494,186
    Accumulated net realized gain on investment transactions   118,762,428    110,061,935
    Accumulated unrealized gain                                 96,149,114     74,723,866
    Accumulated unrealized loss                                 (2,561,614)    (2,897,021)
                                                              ------------   ------------ ---
         Accumulated income                                    264,757,548    234,382,966
From unit transactions:
    Accumulated proceeds from sale of units, net of
     withdrawals                                               (60,837,866)   (55,037,140)
---------------------------------------------------------------------------------------------
TOTAL PARTICIPANTS' EQUITY--NET ASSETS                        $203,919,682   $179,345,826
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              NOTE 3. INVESTMENTS:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              NET REALIZED GAIN ON INVESTMENTS
                  SIX MONTHS ENDED JUNE 30                        1999           1998
---------------------------------------------------------------------------------------------
Aggregate proceeds                                            $419,645,325   $395,757,494
Aggregate cost                                                 410,944,831    389,278,244
---------------------------------------------------------------------------------------------
    Net realized gain                                         $  8,700,494   $  6,479,250
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
          CHANGE IN UNREALIZED GAIN ON INVESTMENTS
                  SIX MONTHS ENDED JUNE 30                        1999           1998
---------------------------------------------------------------------------------------------
Unrealized gain on investments:
    Balance, June 30                                          $ 93,587,500   $ 70,750,395
    Less balance, January 1                                     71,826,845     53,144,279
---------------------------------------------------------------------------------------------
    Change in net unrealized gain                             $ 21,760,655   $ 17,606,116
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
           AGGREGATE COST OF SECURITIES PURCHASED
                  SIX MONTHS ENDED JUNE 30                        1999           1998
---------------------------------------------------------------------------------------------
Common stocks                                                 $ 33,810,318   $ 26,795,824
Short-term notes                                               380,469,519    365,178,405
---------------------------------------------------------------------------------------------
    Total purchases                                           $414,279,837   $391,974,229
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            NOTE 4. MANAGEMENT FEES:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) pays fees to CAC for investment advisory and management services which are set by contract at one-half of one percent per annum of the average daily net assets of Separate Account (B).

     The Investment Advisory Agreement additionally provides for the reimbursement to CAC for certain legal, accounting and other expenses. Such reimbursement of services fees is computed at the rate of .33 of one percent per annum of the average daily net assets of Separate Account (B).

     Participants pay fees directly to CAC for sales and administrative services. Sales fees represent costs paid by participants upon purchase of additional accumulation units; administrative fees are deducted annually from certain participants' accounts.

--------------------------------------------------------------------------------
FEES AND EXPENSES PAID TO CAC

SIX MONTHS ENDED JUNE 30                                           1999               1998
---------------------------------------------------------------------------------------------
Investment advisory fees                                        $  474,951         $  410,072
Service fees                                                       313,468            270,648
                                                                ----------         ----------
    Total fees charged to fund income                              788,419            680,720
Sales and administrative fees paid by participants                     783                870
---------------------------------------------------------------------------------------------
    Total                                                       $  789,202         $  681,590
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) invests from time to time in certain derivative financial instruments, namely put and call options, to increase investments returns.

     Derivatives are carried at fair value which generally reflects the estimated amounts that Separate Account (B) would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for all of Separate Account (B)'s derivatives.

     The fair values associated with these instruments are generally affected by changes in the stock market. The credit risk associated with these instruments is minimal as all transactions are cleared through security exchanges.

     A summary of the aggregate notional amounts and estimated market values of call options, as well as the monthly average market values and the recognized gain, are presented below.

                                  CALL OPTIONS
--------------------------------------------------------------------------------

                                                                 JUNE 30,
                                                                   1999        DECEMBER 31,
                                                                (UNAUDITED)        1998
NOTIONAL VALUE                                                  $10,900,000     $4,725,000
MARKET VALUE                                                    $ (141,945)     $    2,685
MONTHLY VALUE                                                   $  (24,937)     $    4,502
-------------------------------------------------------------------------------------------

                                                                 SIX MONTHS ENDED JUNE 30
                                                                   1999            1998
                                                                        (UNAUDITED)
NET UNREALIZED GAIN                                             $1,027,973      $  640,024

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     These options were collateralized by stock with a market value of $10,726,563 at June 30, 1999 and $4,468,130 at December 31, 1998.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     MANAGEMENT'S DISCUSSION OF IMPACT OF YEAR 2000 ON SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The widespread use of computer programs, both in the United States and internationally, that rely on two digit date fields to perform computations and decision making functions may cause computer systems to malfunction when processing information involving dates beginning in 1999. Such malfunctions could lead to business delays and disruptions. Separate Account (B) does not maintain any systems. Instead, it relies on the systems of its investment advisor Continental Assurance Company (CAC) and third party vendors. Separate Account (B) has a plan under which it reviews periodically the progress that these parties are making on this issue. To date, CNA Financial Corporation (CNA) on behalf of CAC has certified internally as Year 2000-ready all of the systems used by CAC in its duties as investment advisor and administrative agent for Separate Account (B). While there is no client charge to Separate Account (B), CNA estimates that the total cost to replace and upgrade its systems to accommodate Year 2000 processing will be approximately $60 to $70 million. As of June 30, 1999, CNA has spent approximately $60 million on Year 2000 readiness matters.

     CNA has also received statements of Year 2000 compliance from certain key business partners. Separate Account (B) management believes that the systems on which it relies do not have any significant remaining exposure to the Year 2000 issue and, therefore, Separate Account (B) does not have material exposure to the Year 2000 issue. However, due to the interdependent nature of computer systems, there may be an adverse impact on Separate Account (B) if banks, independent agents, vendors, insurance agents, third party administrators, various governmental agencies and other business partners fail to successfully address the Year 2000. To mitigate this impact, CNA is communicating with these various entities to coordinate Year 2000 conversion.

     In addition, CNA has developed business resumption plans to ensure that it and Separate Account (B) are able to continue critical processes through other means in the event that it becomes necessary to do so. Formal strategies have been developed within each business unit and support organization to include appropriate recovery processes and use of alternative vendors.

--------------------------------------------------------------------------------

                                            [B LOGO]



Participants Inquiries To:                  CONTINENTAL ASSURANCE COMPANY
Continental Assurance Company
Separate Account (B)                        SEPARATE ACCOUNT (B)
Attn: Individual Pension Accounts-35S
P.O. Box 803572                             REPORT TO PARTICIPANTS
Chicago, Illinois 60680-3572
800-351-3001                                DECEMBER 31, 1998



[CNA LOGO]

[CA LOGO]

L 554-921 (12/98)         2/99